ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

SYLA Technologies Co., Ltd. (“SYLA Tech”), previously known as SYLA Holdings Co., Ltd., was incorporated in Japan on March 3, 2009.

SYLA Co., Ltd. (“SYLA Co”) was incorporated in Japan on September 1, 2006. SYLA Co invests in certain real estate joint ventures which are variable interest entities of SYLA Co.

SYLA Brain Co., Ltd. (“SYLA Brain”), previously known as Devel Co., Ltd., was incorporated in Japan on November 15, 2019. On December 31, 2021, SYLA Tech completed an acquisition of 67% equity interest of SYLA Brain.

SYLA Biotech Co., Ltd. (“SYLA Biotech”), previously known as RE100.com Co., Ltd., was co-established by SYLA Tech and Makoto Ariki, a 5% shareholder of SYLA Brain, in Japan on April 27, 2022. SYLA Tech and Makoto Ariki each owned 50% equity interest of SYLA Biotech until September 13, 2022. SYLA Tech’s ownership interest in SYLA Biotech was further increased to 60% as a result of share issuance on September 14, 2022.

Reorganization

On October 1, 2017, SYLA Tech acquired 100% equity ownership of SYLA Co by shares exchange, which has been accounted for as a recapitalization between entities under common control since the same controlling shareholders controlled these two entities before and after the transaction.

In preparation for its overseas listing, SYLA Tech and SYLA Co divested certain of their wholly-owned or majority-owned subsidiaries that have been separately managed with separate historical books and records for restructuring of the listing business. The accompany financial statements have been prepared using a carve-out basis to present the historical financial position and results of operations for the listing business.

Business combination

On February 28, 2022, SYLA Tech completed an acquisition of 100% equity interest of SYLA Solar Co., Ltd. (“SYLA Solar”), a company incorporated in Japan on August 1, 2013 and previously known as Nihon Taiyoko Hatsuden Co., Ltd., and its wholly owned subsidiaries, SYLA Power Co., Ltd. (“SYLA Power”) and SYLA O&M Co., Ltd. (“SYLA O&M”). SYLA Power was incorporated in Japan on March 2, 2015 and was previously known as Aichi Electric Power Co., Ltd. SYLA O&M was incorporated in Japan on August 3, 2020 and was previously known as ALMA Co., Ltd. SYLA Solar is a surviving entity of a statutory reorganization authorized on March 31, 2022 involving itself and five subsidiaries (the “five subsidiaries”). On May 1, 2022, the five subsidiaries ceased by dissolution and transferred all of the assets and liabilities to SYLA Solar upon the effectiveness of the reorganization. The statutory reorganization has been accounted for as a recapitalization between entities under common control since the same controlling shareholders controlled SYLA Solar and the five subsidiaries before and after the transaction.

Discontinued operations

On December 30, 2022, the Board of Directors approved the sale of its mining machine business. The sale of mining machine business represents a strategic shift that will have a major impact on the results of its operations and has been accounted for as a discontinued operation. See Note 21.

As a result of the series of reorganization transactions and business combinations in connection with its initial public offering, the organization structure as of December 31, 2022 includes SYLA Tech, SYLA Co and its consolidated variable interest entities, SYLA Brain, SYLA Solar and its subsidiaries and SYLA Biotech.

SYLA Tech and its subsidiaries included in the consolidated financial statements are collectively referred to herein as the “Company”, “we” and “us” unless specific reference is made to an entity. The Company is engaged in the business of real estate sale, leasing, management and crowdfunding, solar power plants sale, operation and maintenance, and electricity sale. The Company’s operations are conducted mainly in Japan.